Alliance
Money Market
Fund

- General Municipal Portfolio

- Prime Portfolio

- Government Portfolio

--------------------------------------------------------------------------------

Annual Report
November 30, 2001

LETTER TO SHAREHOLDERS                                Alliance Money Market Fund
================================================================================

January 3, 2002

Dear Shareholder:

This report provides an overview of economic conditions during Alliance Money Market Fund's annual reporting period ended November 30, 2001.

The U.S. economy entered officially into a recession in the second half of 2001. The Federal Reserve cut interest rates 11 in 2001 in order to lower borrowing costs and maintain consumer spending, hoping to lessen the severity of the downturn. While consumer spending had been down prior to September 11, the terrorist attacks further dampened consumer confidence.

A weakening labor market has probably had the biggest impact on consumer spending and confidence, but it is likely to stabilize in the coming months. Unemployment figures are at 5.7%, and have not peaked yet. Any stabilization or improvement in this figure would indicate an approaching economic rebound.

While there are still signs of financial distress, we do believe that the U.S. economy will begin to show resiliency in the first half of 2002. We expect economic growth to recover in the first quarter of 2002 with real gross domestic product (GDP) growth forecasted at roughly 3.5% for the year. Leading financial indictors, such as a rising stock market and a steepening yield curve, point toward economic recovery. Other factors, such as lower energy prices and a healthy housing market, provide a good framework for a modest recovery in the first half of 2002.

We appreciate your continued interest in Alliance Money Market Fund.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
November 30, 2001       Alliance Money Market Fund - General Municipal Portfolio
================================================================================

Principal
 Amount
  (000)  Security (a)                       Yield                          Value
--------------------------------------------------------------------------------
         MUNICIPAL BONDS - 84.8%
         ALABAMA - 2.6%
         Decatur PCR SWDR
         (Amoco Chemical Co.
         Project)
         Series 95 AMT
$ 1,000  5/01/25 (b) .....................  1.70%                    $ 1,000,000
         Montgomery IDB
         (Alcool, Inc. Project)
         Series 99 AMT
  1,380  2/01/07 (b) .....................  1.75                       1,380,000
                                                                     -----------
                                                                       2,380,000
                                                                     -----------

         ARKANSAS - 2.9%
         Arkansas Development
         Finance Authority IDR
         (Riceland Foods, Inc.)
         Series 99B AMT
  2,000  11/01/10 (b) ....................  1.90                       2,000,000
         Union County SWDR
         (Del-Tin Fiber Project)
         Series 97B AMT
    600  10/01/27 (b) ....................  1.60                         600,000
                                                                     -----------
                                                                       2,600,000
                                                                     -----------

         COLORADO - 1.8%
         Denver Health &
         Hospital Authority
         (Healthcare Revenue)
         Series B
  1,600  12/01/31 (b) ....................  1.60                       1,600,000
                                                                     -----------

         HAWAII - 3.3%
         Secondary Market
         Services Corp.
         (Hawaii Student Loan
         Revenue)
         Series 00II AMT
  3,000  9/01/35 (b) .....................  1.60                       3,000,000
                                                                     -----------

         ILLINOIS - 13.7%
         Chicago O'Hare Int'l
         Airport
         (American Airlines, Inc.)
         Series 00A AMT
  4,000  12/01/35 (b) ....................  1.60                       4,000,000
         City of Chicago
         (J.M.B. Moesle LLC
         Project)
         Series 01 AMT
  2,075  1/01/31 (b) .....................  1.75                       2,075,000
         East Moline IDR
         (Elliott Aviation)
         Series 99 AMT
  1,200  12/01/19 (b) ....................  1.70                       1,200,000
         Illinois Development
         Finance Authority IDR
         (Trim-Rite Food Corp.
         Project)
         Series 00 AMT
    850  12/01/25 (b) ....................  1.80                         850,000
         Illinois Development
         Finance Authority
         MFHR
         (Butterfield Creek
         Association)
         Series 99 AMT
    750  4/01/39 (b) .....................  1.80                         750,000
         Madison County SWDR
         (Shell Oil/Wood River
         Refining Project)
         Series 97A AMT
  2,100  3/01/33 (b) .....................  1.70                       2,100,000
         Southwestern
         Development
         Authority PCR
         (Shell Oil/Wood River
         Refining Project)
         Series 95 AMT
  1,400  11/01/25 (b) ....................  1.70                       1,400,000
                                                                     -----------
                                                                      12,375,000
                                                                     -----------

         INDIANA - 2.4%
         Indiana Health Facility
         (Ascension Health)
         Series 99B
  1,600  11/15/39 (b) ....................  1.70                       1,600,000
         Warrick County
         MFHR
         (Village Community
         Partners)
         Series 01 AMT
    600  10/01/34 (b) ....................  1.65                         600,000
                                                                     -----------
                                                                       2,200,000
                                                                     -----------


         KANSAS - 1.9%
         Colwich IDR
         (Epco Carbondioxide
         Products)
         Series 99 AMT
  1,725  8/01/14 (b) .....................  1.80                       1,725,000
                                                                     -----------

                        Alliance Money Market Fund - General Municipal Portfolio
================================================================================

Principal
 Amount
  (000)  Security (a)                       Yield                          Value
--------------------------------------------------------------------------------
         MICHIGAN - 2.2%
         Michigan State Hospital
         Finance Revenue
         (Trinity Health Credit
         Group)
         Series 00E
$ 2,000  12/01/30 (b) ....................  1.50%                    $ 2,000,000
                                                                     -----------

         MINNESOTA - 1.7%
         New Ulm Hospital
         Facilities
         (Health Center Systems)
         Series 85
  1,500  8/01/14 (b) .....................  1.80                       1,500,000
                                                                     -----------

         MISSISSIPPI - 5.3%
         Mississippi Business
         Financial Corp. IDR
         (Producer Feed Co.
         Project)
         Series 01 AMT
  4,000  6/01/12 (b) .....................  1.75                       4,000,000
         Mississippi Home Corp.
         MFHR
         (Summer Park
         Apartments)
         Series 99D-2 AMT
    750  10/01/29 (b) ....................  1.75                         750,000
                                                                     -----------
                                                                       4,750,000
                                                                     -----------

         NEVADA - 5.6%
         Clark County IDR
         (Nevada Cogeneration
         Associations)
         Series 92 AMT
  5,000  12/01/22 (b) ....................  1.80                       5,000,000
                                                                     -----------

         NEW YORK - 1.1%
         New York State
         Dormitory Authority
         (Memorial
         Sloan-Kettering)
         Series 89B
  1,000  7/01/19 (b) .....................  1.60                       1,000,000
                                                                     -----------

         PENNSYLVANIA - 5.0%
         Cambria County IDA
         (Cambria Cogen Co.)
         Series 98A-1 AMT
  2,000  12/01/28 (b) ....................  1.50                       2,000,000
         Elk County IDR
         (Willamette Industries
         Project)
         Series 92 AMT
  1,000  8/01/10 (b) .....................  1.60                       1,000,000
         Emmaus Local
         Government
         (Pooled Bond Program)
         Series 89B-22
  1,500  3/01/24 (b) .....................  1.55                       1,500,000
                                                                     -----------
                                                                       4,500,000
                                                                     -----------

         RHODE ISLAND - 5.6%
         Rhode Island Health &
         Educational Building
         Corp.
         (Portsmouth Abbey
         School)
         Series 01
  5,000  10/01/31 (b) ....................  1.60                       5,000,000
                                                                     -----------

         SOUTH
         CAROLINA - 0.5%
         Berkeley County IDR
         (Amoco Chemical Co.
         Project)
         Series 97 AMT
    500  4/01/27 (b) .....................  1.70                         500,000
                                                                     -----------

         TENNESSEE - 1.8%
         Blount County IDR
         (Advanced Crystal
         Technology, Inc.)
         Series 88 AMT
    500  8/01/08 (b) .....................  1.90                         500,000
         Knox Health
         Educational and
         Housing Facilities
         Board
         (THA Solutions
         Group, Inc. Project)
         Series 99
    500  5/01/29 (b) .....................  1.70                         500,000
         Volunteer State Student
         Funding Corp.
         (Student Loan Revenue)
         Series 88 AMT
    600  12/01/23 (b) ....................  1.60                         600,000
                                                                     -----------
                                                                       1,600,000
                                                                     -----------

STATEMENT OF NET ASSETS
(continued)             Alliance Money Market Fund - General Municipal Portfolio
================================================================================

Principal
 Amount
  (000)  Security (a)                       Yield                          Value
--------------------------------------------------------------------------------
         TEXAS - 12.3%
         Brazos River Harbor
         Navigation District
         (Merey Sweeny Project)
         Series 98 AMT
$ 3,200  9/01/18 (b) .....................  1.75%                    $ 3,200,000
         Gulf Coast Industrial
         Disposable Authority
         SWDR
         (AMOCO Oil Co.)
         Series 93 AMT
  1,600  4/01/28 (b) .....................  1.70                       1,600,000
         (CITGO Petroleum
         Corp.)
         Series 94 AMT
  1,000  4/01/26 (b) .....................  1.75                       1,000,000
         Gulf Coast Waste
         Disposable Authority
         SWDR
         (AMOCO Oil Co.)
         Series 94 AMT
  1,000  8/01/23 (b) .....................  1.70                       1,000,000
         (Exxon Mobil Corp.)
         Series 00 AMT
  1,000  6/01/30 (b) .....................  1.65                       1,000,000
         Panhandle-Plains
         Texas Higher Education
         Inc.
         (Student Loan Revenue)
         Series 91B AMT
  3,300  6/01/21 (b) .....................  1.55                       3,300,000
                                                                     -----------
                                                                      11,100,000
                                                                     -----------

         UTAH - 0.7%
         Clinton City MFHR
         (County Pines Phase II)
         Series 97 AMT
    600  8/01/19 (b) .....................  1.70                         600,000
                                                                     -----------

         VIRGINIA - 4.9%
         Dinwiddle County IDA
         (Chaparral Steel Project)
         Series 99A AMT
  3,200  8/01/29 (b) .....................  1.70                       3,200,000
         King George County
         IDA
         (Birchwood Power
         Project)
         Series 96A AMT
  1,200  4/01/26 (b) .....................  1.65                       1,200,000
                                                                     -----------
                                                                       4,400,000
                                                                     -----------

         WASHINGTON - 3.7%
         Olympia EDA
         (Spring Air Northwest
         Project)
         Series 98 AMT
  1,200  11/01/23 (b) ....................  1.75                       1,200,000
         Pierce County EDA
         (Truss Co.)
         Series 95 AMT
    400  1/01/20 (b) .....................  1.75                         400,000
         Port of Vancouver
         (United Grain Corp.
         Project)
         Series 92 AMT
    600  12/01/10 (b) ....................  1.70                         600,000
         Washington Housing
         Finance Commission
         MFHR
         (Summerglen
         Apartment Project)
         Series 95 AMT
  1,145  11/01/25 (b) ....................  1.75                       1,145,000
                                                                     -----------
                                                                       3,345,000
                                                                     -----------

         WISCONSIN - 4.7%
         Franklin IDR
         (Nowakowski Inc.
         Project)
         Series 98 AMT
  1,450  12/01/18 (b) ....................  1.70                       1,450,000
         Kenosha IDR
         (Leblanc Corp. Project)
         Series 98A AMT
  1,500  12/01/18 (b) ....................  1.70                       1,500,000
         River Falls IDA
         (M & O Properties, LLC
         Project)
         Series 00A AMT
  1,240  10/01/20 (b) ....................  1.70                       1,240,000
                                                                     -----------
                                                                       4,190,000
                                                                     -----------

         WYOMING - 1.1%
         Campbell County IDR
         (Two Elk Power
         Generation Station
         Project)
         Series 00 AMT
  1,000  12/03/01 (b) ....................  4.60                       1,000,000
                                                                     -----------

         Total Municipal Bonds
         (amortized cost
         $76,365,000) ....................                            76,365,000
                                                                     -----------

                        Alliance Money Market Fund - General Municipal Portfolio
================================================================================

Principal
 Amount
  (000)  Security (a)                       Yield                          Value
--------------------------------------------------------------------------------
         COMMERCIAL
         PAPER - 14.4%
         Illinois - 2.2%
         Illinois Educational
         Facility Authority
         Pooled Financing
         Program
         (Northern Trust Co.)
$ 2,000  2/08/02 .........................  1.65%                    $ 2,000,000
                                                                     -----------

         IOWA - 1.9%
         Des Moines
         Subordinate
         Airport Revenue
         Series C AMT
  1,700  2/11/02 .........................  1.70                       1,700,000
                                                                     -----------

         MASSACHUSETTS - 3.1%
         Massachusetts Municipal
         Wholesale Electric
         Series B
  2,800  2/11/02 .........................  1.65                       2,800,000
                                                                     -----------

         NEW JERSEY - 2.8%
         New Jersey Transit
         Series 02A
  2,500  2/08/02 .........................  1.65                       2,500,000
                                                                     -----------

         TEXAS - 4.4%
         Austin Combined
         Utility System
         (Travis A. Williamson
         Community)
         Series A
  4,000  2/01/02 .........................  1.65                       4,000,000
                                                                     -----------

         Total Commercial Paper
         (amortized cost
         $13,000,000) ....................                            13,000,000
                                                                     -----------

         TOTAL
         INVESTMENTS - 99.2%
         (amortized cost
         $89,365,000) ....................                            89,365,000
         Other assets less
         liabilities - 0.8% ..............                               688,788
                                                                     -----------

         NET ASSETS - 100%
         (offering and redemption
         price of $1.00 per share;
         90,053,684 shares
         outstanding) ....................                           $90,053,788
                                                                     ===========

--------------------------------------------------------------------------------

See Footnotes and Glossary of Terms on page 8.

See notes to financial statements.

Statement Of Net Assets
November 30, 2001                   Alliance Money Market Fund - Prime Portfolio
================================================================================

Principal
 Amount
  (000)    Security (a)                    Yield                          Value
--------------------------------------------------------------------------------
           U.S. GOVERNMENT
           AND AGENCIES - 66.7%
           Federal Farm Credit
           Bank
$  50,000  12/10/01 ...................     1.95%               $    49,975,625
           Federal Home Loan
           Mortgage Association
  200,000  12/11/01 ...................     1.93                    199,892,778
  272,575  12/03/01 ...................     1.99                    272,544,865
   66,580  12/18/01 ...................     2.16                     66,517,433
           Federal National
           Mortgage Association
  130,900  2/21/02 ....................     2.00                    130,303,678
           US Treasury Bill
  150,000  12/13/01 ...................     1.97                    149,901,500
                                                                ---------------

           Total U.S. Government
           and Agencies
           (amortized cost
           $869,135,879) ..............                             869,135,879
                                                                ---------------

           COMMERCIAL
           PAPER - 23.6%
           Abbott Laboratories
   23,400  12/12/01 ...................     2.05                     23,385,414
           Bank of Scotland
   11,341  12/13/01 ...................     2.04                     11,333,288
           Canadian Imperial
           Holding
   19,000  12/12/01 ...................     2.08                     18,987,924
           Fortis Funding, Inc.
    7,184  12/12/01(c) ................     2.05                      7,179,500
           Landesbank
           Schleswig Holstein
   60,000  12/07/01 ...................     2.07                     59,979,300
           Morgan Stanley
           Dean Witter
   23,400  12/13/01 ...................     2.10                     23,383,620
           National Australia
           Bank Funding
   19,000  12/12/01 ...................     2.02                     18,988,273
           Salomon Smith Barney
   62,000  12/12/01 ...................     2.02                     61,961,732
           UBS Finance
           (Delaware), Inc.
   63,000  12/03/01 ...................     2.15                     62,992,475
           Wal-Mart Stores, Inc.
   19,000  12/11/01 (c) ...............     2.03                     18,989,286
                                                                ---------------

           Total Commercial Paper
           (amortized cost
           $307,180,812) ..............                             307,180,812
                                                                ---------------

           CERTIFICATES OF
           DEPOSIT - 6.8%
           Bank of America NA
   23,000  3.245%, 12/17/01 ...........     2.05                     23,012,067
           Landesbank
   65,000  2.05%, 2/21/02 .............     2.05                     64,999,966
                                                                ---------------

           Total Certificates
           of Deposit
           (amortized cost
           $88,012,033) ...............                              88,012,033
                                                                ---------------

           TIME DEPOSITS - 3.0%
           Deutschebank
   19,900  2.125%, 12/03/01 ...........     2.13                     19,900,000
           Nordia
           (Nordbanken-Merita)
   19,000  2.125%, 12/03/01 ...........     2.13                     19,000,000
                                                                ---------------

           Total Time Deposits
           (amortized cost
           $38,900,000) ...............                              38,900,000
                                                                ---------------

           TOTAL
           INVESTMENTS - 100.1%
           (amortized cost
           $1,303,228,724) ............                           1,303,228,724
           Other assets less
           liabilities - (0.1%) .......                              (1,265,324)
                                                                ---------------

           NET ASSETS - 100%
           (offering and redemption
           price of $1.00 per share;
           1,301,958,439 shares
           outstanding) ...............                         $ 1,301,963,400
                                                                ===============

--------------------------------------------------------------------------------

See Footnotes and Glossary of Terms on page 8.

See notes to financial statements.

Statement Of Net Assets
November 30, 2001              Alliance Money Market Fund - Government Portfolio
================================================================================

Principal
 Amount
  (000)    Security (a)                    Yield                          Value
--------------------------------------------------------------------------------
           U.S. GOVERNMENT
           AGENCIES - 91.4%
           FEDERAL HOME
           LOAN MORTGAGE
           CORP. - 47.8%
$  24,506  12/04/01 ...................     1.90%               $    24,502,120
    3,145  12/27/01 ...................     2.16                      3,140,117
   13,000  12/18/01 ...................     2.17                     12,986,740
                                                                ---------------
                                                                     40,628,977
                                                                ---------------

           FEDERAL NATIONAL
           MORTGAGE
           ASSOCIATION - 22.2%
   15,000  12/20/01 ...................     2.17                     14,982,900
    3,900  12/21/01 ...................     2.17                      3,895,320
                                                                ---------------
                                                                     18,878,220
                                                                ---------------

           FEDERAL HOME
           LOAN BANK - 17.4%
    8,100  2/27/02 ....................     1.89                      8,062,776
    3,300  12/14/01 ...................     2.21                      3,297,378
    3,463  12/12/01 ...................     2.26                      3,460,619
                                                                ---------------
                                                                     14,820,773
                                                                ---------------

           STUDENT LOAN
           MARKETING
           ASSOCIATION - 3.5%
    2,000  2.395%, 12/11/01
           FRN ........................     2.40                      1,999,995
    1,000  2.395%, 12/12/01
           FRN ........................     2.40                        999,986
                                                                ---------------
                                                                      2,999,981
                                                                ---------------

           FEDERAL FARM
           CREDIT BANK - 0.5%
      455  2/26/02 ....................     1.96                        452,856
                                                                ---------------

           Total U.S.
           Government Agencies
           (amortized cost
           $77,780,807) ...............                              77,780,807
                                                                ---------------

           REPURCHASE
           AGREEMENTS - 9.4%
           Morgan Stanley
           Dean Witter
    4,000  2.15%, dated 11/02/01
           due 12/03/01 in the
           amount of $4,007,167
           (cost $4,000,000;
           collateralized by
           $4,130,000 FNMA;
           3.55%, 11/19/04
           value $4,104,760) (d) ......     2.15                      4,000,000
           Lehman Brothers
    4,000  2.18%, dated 11/02/01
           due 12/03/01 in the
           amount of $4,007,267
           (cost $4,000,000;
           collateralized by
           $4,105,000 FNMA;
           5.00%, 10/30/08
           value $4,083,640) (d) ......     2.18                      4,000,000
                                                                ---------------

           Total Repurchase
           Agreements
           (amortized cost
           $8,000,000)  ................                              8,000,000
                                                                ---------------

           TOTAL
           INVESTMENTS - 100.8%
           (amortized cost
           $85,780,807) ...............                              85,780,807
           Other assets less
           liabilities - (0.8%) .......                                (725,885)
                                                                ---------------

           NET ASSETS - 100%
           (offering and redemption
           price of $1.00 per share;
           85,055,154 shares
           outstanding) ...............                         $    85,054,922
                                                                ===============

--------------------------------------------------------------------------------

See Footnotes and Glossary of Terms on page 8.

See notes to financial statements.

                                                      Alliance Money Market Fund
================================================================================

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Period Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(c) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At November 30, 2001, these securities amounted to $26,168,786 representing 2.0% of net assets in the Prime Portfolio.

(d)   Repurchase agreements which are terminable within 7 days.

      Glossary of Terms:

      AMT   Alternative Minimum Tax
      EDA   Economic Development Authority
      FNMA  Federal National Mortgage Association
      FRN   Floating Rate Note
      IDA   Industrial Development Agency/Authority
      IDB   Industrial Development Bond
      IDR   Industrial Development Revenue
      MFHR  Multi-Family Housing Revenue
      MTN   Medium Term Note
      PCR   Pollution Control Revenue
      SWDR  Solid Waste Disposal Revenue

      See notes to financial statements.

STATEMENTS OF OPERATIONS
Year Ended November 30, 2001                          Alliance Money Market Fund
================================================================================

                                                     GENERAL
                                                    MUNICIPAL        PRIME        GOVERNMENT
                                                    PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                   ===========    ============    ===========
INVESTMENT INCOME
    Interest ...................................   $ 2,979,707    $ 63,605,628    $ 3,921,822
                                                   -----------    ------------    -----------
EXPENSES
    Advisory fee (Note B) ......................       490,432       7,066,484        437,412
    Distribution assistance (Note C) ...........       441,387       6,359,833        393,671
    Custodian fees .............................        68,231         202,229        101,792
    Administrative fee (Note C) ................        49,042         706,647         43,742
    Registration fees ..........................        33,089          27,096          1,701
    Trustees' fees .............................        27,147          27,866         27,486
    Audit and legal fees .......................        12,401          72,855         14,540
    Printing ...................................         6,577         221,881         14,792
    Miscellaneous ..............................         4,835          10,468          5,245
                                                   -----------    ------------    -----------
    Total expenses .............................     1,133,141      14,695,359      1,040,381
    Less: fee waiver and reimbursement .........      (152,259)       (562,395)      (165,556)
                                                   -----------    ------------    -----------
    Net expenses ...............................       980,882      14,132,964        874,825
                                                   -----------    ------------    -----------
    Net investment income ......................     1,998,825      49,472,664      3,046,997
REALIZED GAIN ON INVESTMENTS
    Net realized gain on investment transactions            -0-          7,436          5,034
                                                   -----------    ------------    -----------
NET INCREASE IN NET ASSETS FROM
OPERATIONS .....................................   $ 1,998,825    $ 49,480,100    $ 3,052,031
                                                   ===========    ============    ===========

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                   Alliance Money Market Fund
================================================================================

                                                    GENERAL
                                                   MUNICIPAL                         PRIME                       GOVERNMENT
                                                   PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                           ==========================   ===============================   ==========================
                                            Year Ended    Year Ended      Year Ended       Year Ended      Year Ended    Year Ended
                                           November 30,  November 30,    November 30,     November 30,    November 30,  November 30,
                                               2001          2000            2001             2000            2001          2000
                                           ============  ============   ==============   ==============   ===========   ============
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
   Net investment income ................   $ 1,998,825   $ 2,502,865   $   49,472,664   $   67,851,676   $ 3,046,997   $ 4,253,903
   Net realized gain (loss) on investment
      transactions ......................           -0-           -0-            7,436           (3,374)        5,034           338
                                            -----------   -----------   --------------   --------------   -----------   -----------
   Net increase in net assets from
      operations ........................     1,998,825     2,502,865       49,480,100       67,848,302     3,052,031     4,254,241
DIVIDENDS TO
SHAREHOLDERS FROM:
   Net investment income ................    (1,998,825)   (2,502,865)     (49,472,664)     (67,851,676)   (3,046,997)   (4,253,903)
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (Note E)
   Net increase .........................    10,461,864    15,994,642       23,746,866      187,641,795     6,740,650     2,238,621
                                            -----------   -----------   --------------   --------------   -----------   -----------
   Total increase .......................    10,461,864    15,994,642       23,754,302      187,638,421     6,745,684     2,238,959
NET ASSETS
   Beginning of period ..................    79,591,924    63,597,282    1,278,209,098    1,090,570,677    78,309,238    76,070,279
                                            -----------   -----------   --------------   --------------   -----------   -----------
   End of period ........................   $90,053,788   $79,591,924   $1,301,963,400   $1,278,209,098   $85,054,922   $78,309,238
                                            ===========   ===========   ==============   ==============   ===========   ===========

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
November 30, 2001                                     Alliance Money Market Fund
================================================================================

NOTE A: Significant Accounting Policies

Alliance Money Market Fund (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Fund currently offers three Portfolios: General Municipal Portfolio, Prime Portfolio and Government Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities. At the time of investment, such securities have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

1. Valuation of Securities

Securities in which the Portfolios invest are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost.

2. Taxes

It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolios declare dividends daily and automatically reinvest such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended November 30, 2001 from the General Municipal Portfolio are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

Under the Advisory Agreement, each Portfolio pays the Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% of each Portfolio's average daily net assets. The Adviser has agreed to reimburse each Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets. For the year ended November 30, 2001 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, the Adviser reimbursed $147,351, $534,180 and $165,498, respectively. The General Municipal, Prime and Government Portfolios do not compensate Alliance Global Investor Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services or for out of pocket expenses.

NOTES TO FINANCIAL STATEMENTS (continued)             Alliance Money Market Fund
================================================================================

NOTE C: Distribution Services Agreement and Administration Agreement

Under the Distribution Services Agreement, which includes a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan"), the Fund pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Adviser, a distribution fee at the annual rate of
 .45 of 1% of the average daily value of the Fund's net assets. The Plan provides that the Distributor will use amounts payable under the Plan in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Distributor, for distribution assistance and payments to banks and other depository institutions for administrative and accounting services and (ii) otherwise promoting the sale of shares of the Portfolios. For the year ended November 30, 2001, the General Municipal Portfolio, Prime Portfolio and Government Portfolio, paid fees of $441,387, $6,359,833 and $393,671, respectively.

Pursuant to an Administration Agreement, ADP Financial Information Services, Inc. ("ADP"), a wholly-owned subsidiary of Automatic Data Processing, Inc., serves as administrator of the Fund, on behalf of the Portfolios. The Administrator performs or arranges for the performance of certain services, mainly remote processing services through its propriety shareholder accounting system. ADP is entitled to receive from each Portfolio a fee computed daily and paid monthly at a maximum annual rate equal to .05% of such Portfolio's average daily net assets. ADP may, from time to time, voluntarily waive all or a portion of its fees payable to it under the Administration Agreement. For the year ended November 30, 2001, the General Municipal Portfolio incurred fees of $49,042 of which $4,908 were waived, the Prime Portfolio incurred fees of $706,647 of which $28,215 were waived and the Government Portfolio incurred fees of $43,742 of which $58 were waived.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At November 30, 2001, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes. At November 30, 2001, the Government Portfolio had a capital loss carryforward of $232 expiring in the year 2007 and the General Municipal Portfolio and the Prime Portfolio had accumulated realized gains of $104 and $4,961, respectively.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At November 30, 2001, capital paid-in aggregated $90,053,684, $1,301,958,439 and $85,055,154 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, respectively. Transactions, all at $1.00 per share, were as follows:

                                           GENERAL
                                          MUNICIPAL                        PRIME                          GOVERNMENT
                                          PORTFOLIO                      PORTFOLIO                         PORTFOLIO
                                 ============================    ==============================    ===========================

                                  Year Ended      Year Ended      Year Ended      Year Ended        Year Ended     Year Ended
                                 November 30,    November 30,    November 30,    November 30,      November 30,   November 30,
                                     2001            2000            2001            2000              2001           2000
                                 ============    ============    ============    ==============    ===========    ============
Shares sold ..................    128,374,852     173,295,911     870,145,894     2,059,378,378     64,286,552     146,846,739
Shares issued on reinvestments
  of dividends ...............      1,998,825       2,502,865      49,472,664        67,851,676      3,046,997       4,253,903
Shares redeemed ..............   (119,911,813)   (159,804,134)   (895,871,692)   (1,939,588,259)   (60,592,899)   (148,862,021)
                                 ------------    ------------    ------------    --------------    -----------    ------------
Net increase .................     10,461,864      15,994,642      23,746,866       187,641,795      6,740,650       2,238,621
                                 ============    ============    ============    ==============    ===========    ============

FINANCIAL HIGHLIGHTS                                  Alliance Money Market Fund
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                       --------------------------------------------------
                                                                   GENERAL MUNICIPAL PORTFOLIO
                                                       --------------------------------------------------
                                                                     Year Ended November 30,
                                                       ==================================================
                                                        2001       2000       1999       1998       1997
                                                       ======     ======     ======     ======     ======
Net asset value, beginning of period ...............   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                       ------     ------     ------     ------     ------
Income from Investment Operations
Net investment income (a) ..........................     .021       .032       .024       .027       .029
                                                       ------     ------     ------     ------     ------
Less: Dividends
Dividends from net investment income ...............    (.021)     (.032)     (.024)     (.027)     (.029)
                                                       ------     ------     ------     ------     ------
Net asset value, end of period .....................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                       ======     ======     ======     ======     ======
Total Return
Total investment return based on net asset value (b)     2.10%      3.27%      2.42%      2.76%      2.92%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............      $90        $80        $64        $44       $137
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....     1.00%      1.00%      1.00%      1.00%      1.00%
    Expenses, before waivers and reimbursements ....     1.16%      1.32%      1.37%      1.17%      1.21%
    Net investment income (a) ......................     2.04%      3.22%      2.40%      2.74%      2.87%

--------------------------------------------------------------------------------

See footnote summary on page 15.

FINANCIAL HIGHLIGHTS (continued)                      Alliance Money Market Fund
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                       --------------------------------------------------
                                                                         PRIME PORTFOLIO
                                                       --------------------------------------------------
                                                                     Year Ended November 30,
                                                       ==================================================
                                                        2001       2000       1999       1998       1997
                                                       ======     ======     ======     ======     ======
Net asset value, beginning of period ...............   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                       ------     ------     ------     ------     ------
Income from Investment Operations
Net investment income (a) ..........................     .035       .054       .042       .047       .046
                                                       ------     ------     ------     ------     ------
Less: Dividends
Dividends from net investment income ...............    (.035)     (.054)     (.042)     (.047)     (.046)
                                                       ------     ------     ------     ------     ------
Net asset value, end of period .....................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                       ======     ======     ======     ======     ======
Total Return
Total investment return based on net asset value (b)     3.55%      5.54%      4.31%      4.77%      4.75%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $1,302     $1,278     $1,091       $682     $3,298
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....     1.00%      1.00%      1.00%      1.00%      1.00%
    Expenses, before waivers and reimbursements ....     1.04%      1.05%      1.11%      1.06%      1.06%
    Net investment income (a) ......................     3.50%      5.41%      4.24%      4.69%      4.65%

--------------------------------------------------------------------------------

See footnote summary on page 15.

                                                      Alliance Money Market Fund
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                       --------------------------------------------------
                                                                      GOVERNMENT PORTFOLIO
                                                       --------------------------------------------------
                                                                     Year Ended November 30,
                                                       ==================================================
                                                        2001       2000       1999       1998       1997
                                                       ======     ======     ======     ======     ======

Net asset value, beginning of period ...............   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                       ------     ------     ------     ------     ------
Income from Investment Operations
Net investment income (a) ..........................     .035       .053       .041       .046       .045
                                                       ------     ------     ------     ------     ------
Less: Dividends
Dividends from net investment income ...............    (.035)     (.053)     (.041)     (.046)     (.045)
                                                       ------     ------     ------     ------     ------
Net asset value, end of period .....................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                       ======     ======     ======     ======     ======
Total Return
Total investment return based
    on net asset value (b) .........................     3.54%      5.40%      4.23%      4.67%      4.64%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............      $85        $78        $76        $42       $124
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....     1.00%      1.00%      1.00%      1.00%      1.00%
    Expenses, before waivers and reimbursements ....     1.19%      1.26%      1.34%      1.14%      1.25%
    Net investment income (a) ......................     3.48%      5.26%      4.17%      4.60%      4.54%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS                     Alliance Money Market Fund
================================================================================

To the Trustees and Shareholders of Alliance Money Market Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Money Market Fund - General Municipal, Prime and Government Portfolios (the "Fund") at November 30, 2001, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended November 30, 1998, were audited by other independent accountants whose report dated December 18, 1998 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
December 27, 2001

                                                      Alliance Money Market Fund
================================================================================

Alliance Money Market Fund

Alliance Money Market Fund
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1-(800) 221-5672

CUSTODIAN

Bank of New York
90 Washington Street
New York, NY 10286

PRINCIPAL UNDERWRITER

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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

                      (This page left intentionally blank.)

Alliance Money Market Fund
1345 Avenue of the Americas, New York, NY 10105

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

MONMKTAR1101